Financial Instruments - Summary of Net Effect of Changes in Fair Value of Derivative Financial Instruments that did not Meet Hedging Criteria for Accounting Purposes (Detail)
$ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) gain on financial statements	$ (15)		$ (288)	[2]	$ (314)	$ 246
Currency swap contract [member]
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) gain on financial statements			(293)		(186)	(104)
Derivatives Not Designated For Hedge Accounting [member] | Forward agreements to purchase foreign currency [member]
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) gain on financial statements			4		(12)	12
Derivatives Not Designated For Hedge Accounting [member] | Currency swap contract [member]
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) gain on financial statements			$ (293)		$ (116)	$ 337

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1